Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Business Combinations

Business Combinations

  Consideration is measured at the aggregate of the fair values of assets transferred, liabilities incurred or assumed, and equity instruments issued in exchange for control of the acquiree at the acquisition date. Foreign exchange hedge gains or losses which we designated a cash flow hedge are included in the consideration.
  Identifiable assets acquired and liabilities assumed are generally measured at fair value.
  The excess of total consideration for each acquisition plus non-controlling interest in the acquiree, over the fair value of the identifiable net assets acquired, is recorded as goodwill.
  For each business combination, we elect to measure the non-controlling interest in the acquired entity either at fair value or at the proportionate share of the acquiree’s identifiable net assets.

Purchase price allocation involves judgment in identifying assets acquired and liabilities assumed, and estimation of their fair values. To determine fair values, we used quoted market prices or widely accepted valuation techniques. Key assumptions include discount rates and revenue growth rates specific to the acquired assets or liabilities assumed. We performed a thorough review of all internal and external sources of information available on circumstances that existed at the acquisition date. We also engaged independent valuation experts on certain acquisitions to assist in determining the fair value of certain assets acquired and liabilities assumed and related deferred income tax impacts.

Transaction costs are recorded in acquisition and integration related costs in other (income) expenses.

Operating Segments

The Executive Leadership Team (“ELT”), comprised of officers at the Executive Vice President level and above, is the Chief Operating Decision Maker (“CODM”). In 2020, the CODM changed the measure used to evaluate the performance of our operating segments from net earnings (loss) before finance costs, income taxes, and depreciation and amortization (“EBITDA”) to adjusted EBITDA. The CODM considers adjusted EBITDA to be a more meaningful measure because it is not impacted by long-term investment and financing decisions, but rather focuses on the performance of our day-to-day operations. In addition, it provides a better indication of the segment’s performance compared to EBITDA as it excludes the impact of impairments and other costs that are centrally managed by our corporate function. Due to the change in the measurement of the segments, we have presented adjusted EBITDA for the comparative period.

We determine the composition of the reportable segments based on factors including risks and returns, internal organization, and internal reports reviewed by the CODM. We allocate certain expenses across segments based on reasonable considerations such as production capacities or historical trends.

Revenue

Revenue

We recognize revenue when we transfer control over a good or service to a customer.

Transfer of Control for Sale of Goods	Transfer of Control for Sale of Services
At the point in time when the product is purchased at our Retail farm center delivered and accepted by customers at their premises or loaded for shipping	Over time as the promised service is rendered

Judgment is used to determine whether we are acting as principal or agent by evaluating who:

  has the primary responsibility for fulfilling the promised good;
  bears the inventory risk; and
  has discretion for establishing the price.

For transactions in which we act as an agent rather than the principal, revenue is recognized net of any commissions earned. The related commissions are recognized as the sales occurred or as unconditional contracts are signed.

We recognize profits on sales to Canpotex when there is a transfer of control, either at the time the product is loaded for shipping or delivered, depending on the terms of the contract.

Our sales revenue relating to our Potash, Nitrogen and Phosphate segments is generally recorded and measured based on the “freight on board” mine, plant, warehouse or terminal price specified in the contract (except for certain vessel sales or specific product sales that are shipped and recorded on a delivered basis), which reflects the consideration we expect to be entitled to in exchange for the goods or services, net of any variable consideration (e.g., any trade discounts or estimated volume rebates). Our customer contracts may provide certain product quality specification guarantees but do not generally provide for refunds or returns. Sales prices are based on North American and International benchmark market prices, which are variable and subject to global supply and demand, and other market factors.

For Retail, we do not provide general warranties; however, our customer contracts may provide certain product quality specification guarantees. Returns and incentives are estimated based on historical and forecasted data, contractual terms, and current conditions. Due to the nature of goods and services sold, any single estimate would have only a negligible impact on revenue.

Transportation costs are generally recovered from the customer through sales pricing. Where customer contracts include volume rebates, we estimate revenue at the earlier of the most likely amount of consideration we expect to receive or when it is highly probable that a significant reversal will not occur.

As the expected period between when control over a promised good or service is transferred and when the customer pays for that good or service is generally less than 12 months, we apply the practical expedient as provided in IFRS 15, “Revenue from Contracts with Customers,” and do not adjust the promised amount of consideration for the effects of financing.

Intersegment sales are made under terms that approximate market value.

Seasonality in our business results from increased demand for products during planting season. Crop input sales are generally higher in the spring and fall application seasons. Crop nutrient inventories are normally accumulated leading up to each application season. Our cash collections generally occur after the application season is complete, while customer prepayments made to us are typically concentrated in December and January and inventory prepayments paid to our vendors are typically concentrated in the period from November to January. Feed and industrial sales are more evenly distributed throughout the year.

Income Taxes

Income Taxes

Taxation on earnings (loss) is comprised of current and deferred income tax and requires significant judgment and estimation. Taxation is recognized in the statements of earnings unless it relates to items recognized either in OCI or directly in shareholders’ equity.

Current income tax	Deferred income tax
  is the expected tax payable on the taxable earnings for the year is calculated using rates enacted or substantively enacted at the dates of the consolidated balance sheets in the countries where our subsidiaries and equity-accounted investees operate and generate taxable earnings includes any adjustments made to income tax payable or recoverable in respect of previous years is recognized using the liability method
  is based on temporary differences between carrying amounts of assets and liabilities and their respective income tax bases is determined using tax rates that have been enacted or substantively enacted by the dates of the consolidated balance sheets and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled

Current and deferred income tax assets and liabilities are offset only if certain criteria are met.
The realized and unrealized excess tax benefits from share-based compensation arrangements are recognized in contributed surplus as current and deferred tax, respectively.

Uncertain income tax positions are accounted for using the standards applicable to current income tax liabilities and assets (i.e., both liabilities and assets are recorded when probable and measured at the amount expected to be paid to (or recovered from) the taxation authorities using our best estimate of the amount).

The final taxes paid, and potential adjustments to tax assets and liabilities, are dependent upon many factors including:

  negotiations with taxation authorities in various jurisdictions;
  outcomes of tax litigation; and
  resolution of disputes arising from federal, provincial, state and local tax audits.

Deferred income tax is not accounted for

  with respect to investments in subsidiaries and equity-accounted investees where we are able to control the reversal of the temporary difference and that difference is not expected to reverse in the foreseeable future; and
  if arising from initial recognition of an asset or liability in a transaction, other than a business combination, that at the time of the transaction affects neither accounting nor taxable profit or loss.

Deferred tax assets are

  recognized to the extent it is probable future taxable profit will be available to use deductible temporary differences and could be reduced if projected earnings are not achieved or increased if earnings previously not projected become probable.
  reviewed at each balance sheet date and amended to the extent that it is no longer probable that the related tax benefit will be realized.

Financial Instruments and Related Risk Management

Financial Instruments

Financial assets are measured at amortized cost if the objective of the business model for the instrument or group of instruments is to hold the asset to collect the contractual cash flows and the contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest and is not designated as fair value through profit or loss (“FVTPL”).

For equity investments not held for trading, we may make an irrevocable election at initial recognition to recognize changes in fair value through OCI rather than profit or loss.

Financial instruments are classified and measured as follows:

Fair Value Classification	FVTPL	FVTOCI	Amortized Cost
Instrument type	Cash and cash equivalents and derivatives	Equity investments not held for trading	Receivables, short-term debt, payables and accrued charges, long-term debt, lease liabilities, other long-term debt instruments
Fair value gains and losses	Profit or loss	OCI	–
Interest and dividends	Profit or loss	Profit or loss	Profit or loss: effective interest rate
Impairment of assets	–	–	Profit or loss
Foreign exchange	Profit or loss	OCI	Profit or loss
Transaction costs	Profit or loss	OCI	Included in cost of instrument

Financial instruments are recognized at trade date when we commit to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flow from the investments have expired or we have transferred them and all the risks and rewards of ownership have been substantially transferred.

Derivatives are used to lock in commodity prices, interest rates and exchange rates. For designated and qualified cash flow hedges:

  the effective portion of the change in the fair value of the derivative is accumulated in OCI;
  when the hedged forecast transaction occurs, the related gain or loss is removed from AOCI and included in the cost of inventory;
  the hedging gain or loss included in the cost of inventory is recognized in earnings when the product containing the hedged item is sold or becomes impaired; and
  the ineffective portions of hedges are recorded in net earnings in the current period.

We assess whether our derivatives hedging transactions are expected to be or were highly effective, both at the hedge’s inception and on an ongoing basis, in offsetting changes in fair values of hedged items. Hedge effectiveness related to our New York Mercantile Exchange (“NYMEX”) natural gas hedges is assessed on a prospective and retrospective basis using regression analyses. Potential sources of ineffectiveness are changes in timing of forecast transactions, changes in volume delivered, or changes in our credit risk or the counterparty. Measurement of ineffectiveness relating to our foreign exchange and interest rate hedges is based on a comparison of the cumulative changes in fair value of the hedging instrument and the cumulative change in the fair value of a hypothetical derivative with terms based on the hedged forecast cash flows. Potential sources of ineffectiveness are changes in timing or amounts of forecasted cash flows, embedded optionality, and changes in our credit risk or the credit risk of a counterparty.

Net investment hedges relating to the commitment to purchase a foreign operation:

  are considered a non-financial item and are accounted for similar to a cash flow hedge; and
  the gain or loss from the hedging instrument is deferred in OCI and subsequently recorded as an adjustment to goodwill when the business combination occurs.

Financial assets and financial liabilities are offset, and the net amount is presented in the consolidated balance sheets when we:

  currently have a legally enforceable right to offset the recognized amounts; and
  intend either to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.

Receivables

Receivables

Receivables from customers are recognized initially at fair value and subsequently measured at amortized cost less allowance for expected credit losses of receivables from customers.

Vendors may offer various incentives to purchase products for resale. Vendor rebates and prepay discounts are accounted for as a reduction of the prices of the suppliers’ products. Rebates based on the amount of materials purchased reduce cost of goods sold as inventory is sold. Rebates earned based on sales volumes of products are offset to cost of goods sold.

Rebates that are probable and can be reasonably estimated are accrued. Rebates that are not probable or estimable are accrued when certain milestones are achieved.

Estimation of rebates can be complex in nature as vendor arrangements are diverse. The amount of the accrual is determined by analyzing and reviewing historical trends to apply negotiated rates to estimated and actual purchase volumes. Estimated amounts accrued throughout the year could also be impacted if actual purchase volumes differ from projected volumes.

Inventories

Inventories

Inventories are valued monthly at the lower of cost and net realizable value. Costs are allocated to inventory using the weighted average cost method.

Net realizable value is based on:

Products and raw materials	Materials and supplies
selling price of the finished product (in ordinary course of business) less the estimated costs of completion and estimated costs to make the sale	replacement cost

A writedown is recognized if the carrying amount exceeds net realizable value and may be reversed if the circumstances that caused it no longer exist. Various factors impact our estimates of net realizable value, including inventory levels, forecasted prices of key production inputs, global nutrient capacities and crop price trends.

Property, Plant and Equipment

Property, plant and equipment

	Owned	Right-of-use (leased)
Measurement
  cost, which includes capitalized borrowing costs, less accumulated depreciation and any accumulated impairment losses cost of major inspections and overhauls is capitalized
  maintenance and repair expenditures that do not improve or extend productive life are expensed in the period incurred cost less accumulated depreciation and any accumulated impairment losses lease payments are allocated between finance costs, and a reduction of the liability and discounted using the interest rate implicit in the lease, if available, or an incremental borrowing rate, being a rate that we would have to pay to borrow the funds required to obtain a similar asset, adjusted for term, security, asset value and the borrower’s economic environment

Depreciation method
  certain property, plant and equipment directly related to our Potash, Nitrogen and Phosphate segments – units-of-production – based on the shorter of estimates of reserves or service lives pre-stripping costs – units-of-production – over the ore mined from the mineable acreage stripped remaining assets – straight-line
straight-line – over the shorter of the asset's useful life and the lease term
Estimated useful lives, expected patterns of consumption, depreciation method and residual values are reviewed at least annually.
Judgment/practical expedients

Determining:

  costs, including income or expenses derived from an asset under construction, that are eligible for capitalization;
  timing to cease cost capitalization, generally when the asset is capable of operating in the manner intended by management, but also considering the circumstances and the industry in which the asset is to be operated, normally predetermined by management with reference to such factors as productive capacity;
  the appropriate level of componentization (for individual components for which different depreciation methods or rates are appropriate);
  repairs and maintenance that qualify as major inspections and overhauls; and
  useful life over which such costs should be depreciated.

Uncertainties are inherent in estimating reserve quantities, particularly as they relate to assumptions regarding future prices, the geology of our mines, the mining methods used, and the related costs incurred to develop and mine reserves. Changes in these assumptions could result in material adjustments to reserve estimates, which could result in impairments or changes to depreciation expense in future periods.

We have chosen to:

  include the use of a single discount rate for a portfolio of leases with reasonably similar characteristics, exclude initial direct costs in measuring ROU assets at the date of initial application, not separate non-lease components and instead to account for lease and non-lease components as a single arrangement, and use exemptions for short-term and low value leases which allow payments to be expensed as incurred.

Judgment is required to determine whether a contract or arrangement includes a lease and if it is reasonably certain that an extension option will be exercised.

Estimation is used to determine the useful lives of ROU assets, the lease term and the appropriate discount rate applied to the lease payments to calculate the lease liability.

We seek to maximize operational flexibility in managing our leasing activities by including extension options when negotiating new leases. Extension options are exercisable at our option and not by the lessors. In determining if a renewal period should be included in the lease term, we consider all relevant factors that create an economic incentive for us to exercise a renewal, including the location of the asset, the availability of suitable alternatives, the significance of the asset to operations, and our business strategy. Lease agreements do not contain significant covenants; however, leased assets may be used as security for lease liabilities and other borrowings.

Goodwill and Other Intangible Assets

Goodwill and Other intangible assets

Goodwill is carried at cost, is not amortized, and represents the excess of the cost of an acquisition over the fair value of the Company’s share of the net identifiable assets of the acquired subsidiary at the date of acquisition. Goodwill is allocated to a CGU or group of CGUs for impairment testing based on the level at which it is monitored by management, and not at a level higher than an operating segment. The allocation is made to the CGU or group of CGUs expected to benefit from the business combination in which the goodwill arose.

Other intangible assets are generally measured at cost less accumulated amortization and any accumulated impairment losses. We use judgment to determine which expenditures are eligible for capitalization as intangible assets. Costs incurred internally from researching and developing a product are expensed as incurred until technological feasibility is established, at which time, the costs are capitalized until the product is available for its intended use. Judgment is required in determining when technological feasibility of a product is established. Intangible assets with finite lives are amortized on a straight-line basis over their estimated useful lives. At least annually, the useful lives are reviewed and adjusted if appropriate.

Asset Retirement Obligations and Accrued Environmental Costs

Asset Retirement Obligations and Accrued Environmental Costs

Provisions are:

  measured at the present value of the cash flows expected to be required to settle the obligation; and
  reviewed at the end of each reporting period for any changes, including the discount rate, foreign exchange rate, and amount or timing of the underlying cash flows, and adjusted against the carrying amount of the provision and any related asset; otherwise, it is recognized in net earnings.

As a result of the Merger, we recognized contingent liabilities, which represent additional environmental costs that are present obligations although cash outflows of resources are not probable. These contingent liabilities are subsequently measured at the higher of the amount initially recognized and the amount that would be recognized if the liability becomes probable.

Asset retirement obligations and accrued environmental costs include:

  reclamation and restoration costs at our potash and phosphate mining operations, including management of materials generated by mining and mineral processing, such as various mine tailings and gypsum;
  land reclamation and revegetation programs;
  decommissioning of underground and surface operating facilities;
  general cleanup activities aimed at returning the areas to an environmentally acceptable condition; and
  post-closure care and maintenance.

Estimates for provisions take into account the following:

  most provisions will not be settled for a number of years;
  environmental laws and regulations and interpretations by regulatory authorities could change or circumstances affecting our operations could change, either of which could result in significant changes to current plans; and
  the nature, extent and timing of current and proposed reclamation and closure techniques in view of present environmental laws and regulations.

It is reasonably possible that the ultimate costs could change in the future and that changes to these estimates could have a material effect on our consolidated financial statements. We use appropriate technical resources, including outside consultants, to develop specific site closure and post-closure plans in accordance with the requirements of the various jurisdictions in which we operate. Other than certain land reclamation programs, settlement of the obligations is typically correlated with mine life estimates.

Investments in Equity-Accounted Investees

Equity-Accounted Investments

Investments in which we exercise significant influence (but do not control) or have joint control (as joint ventures) are accounted for using the equity method. Significant influence is the power to participate in the financial and operating policy decisions of the investee, commonly referred to as an associate.

Pension and Other Post-Retirement Benefits

Pension and Other Post-Retirement Benefits

For employee retirement and other defined benefit plans:

  accrued liabilities are recorded net of plan assets;
  costs, including current and past service costs, gains or losses on curtailments and settlements, and remeasurements are actuarially determined on a regular basis using the projected unit credit method; and
  past service cost is recognized in net earnings at the earlier of (a) when a plan amendment or curtailment occurs; or (b) when related restructuring costs or termination benefits are recognized.

Remeasurements, recognized directly in OCI in the period they occur, are comprised of actuarial gains and losses, return on plan assets (excluding amounts included in net interest) and the effect of the asset ceiling (if applicable).

When a plan amendment occurs before a settlement, we recognize past service cost before any gain or loss on settlement.

Defined contribution plan costs are recognized in net earnings for services rendered by employees during the period.

Estimates and judgments are required to determine discount rates, health care cost trend rates, projected salary increases, retirement age, longevity and termination rates. These assumptions are determined by management and are reviewed annually by our independent actuaries.

Our discount rate assumptions are impacted by:

  the weighted average interest rate at which each pension and other post-retirement plan liability could be effectively settled at the measurement date;
  country specific rates; and
  the use of a yield curve approach based on the respective plans’ demographics, expected future pension benefits and medical claims. Payments are measured and discounted to determine the present value of the expected future cash flows. The cash flows are discounted using yields on high-quality AA-rated non-callable bonds with cash flows of similar timing where there is a deep market for such bonds. Where we do not believe there is a deep market for such bonds (such as for terms in excess of 10 years in Canada), the cash flows are discounted using a yield curve derived from yields on provincial bonds rated AA or better to which a spread adjustment is added to reflect the additional risk of corporate bonds.

Share-Based Compensation

Share-based Compensation

For awards with performance conditions that determine the number of options or units to which employees are entitled, measurement of compensation cost is based on our best estimate of the outcome of the performance conditions. Changes to vesting assumptions are reflected in earnings immediately for compensation cost already recognized.

For plans settled through the issuance of equity	For plans settled through cash
  fair value for stock options is determined on grant date using the Black-Scholes-Merton option-pricing model, and fair value for PSUs is determined on grant date by projecting the outcome of performance conditions.
a liability is recorded based on the fair value of the awards each period.

Estimation involves determining:

  stock option-pricing model assumptions as described in the weighted average assumptions table in Note 5;
  forfeiture rate for options granted based on past experience and future expectations, and adjusted upon actual vesting;
  projected outcome of performance conditions for PSUs, including the relative ranking of our total shareholder return, including expected dividends, compared with a specified peer group using a Monte Carlo simulation option-pricing model and the outcome of our synergies relative to the target; and
  the number of dividend equivalent units expected to be earned.

Contingencies

Accounting Estimates and Judgments

The following judgments are required to determine our exposure to possible losses and gains related to environmental matters and other various claims and lawsuits pending:

  prediction of the outcome of uncertain events (i.e., being virtually certain, probable, remote or undeterminable);
  determination of whether recognition or disclosure in the consolidated financial statements is required; and
  estimation of potential financial effects.

Where no amounts are recognized, such amounts are contingent and disclosure may be appropriate. While the amount disclosed in the consolidated financial statements may not be material, the potential for large liabilities exists and, therefore, these estimates could have a material impact on our consolidated financial statements.

Principles of Consolidation

Basis of Consolidation

These consolidated financial statements include the accounts of the Company and entities we control.

  Subsidiaries are fully consolidated from the date on which control is transferred to the Company until the date on which control ceases. They are deconsolidated from the date that control ceases.
  Intercompany balances and transactions are eliminated on consolidation.

Principal (wholly owned) Operating Subsidiaries	Location	Principal Activity
Potash Corporation of Saskatchewan Inc.	Canada	Mining and/or processing of crop nutrients and corporate functions
Agrium Inc.	Canada	Manufacturer and distributor of crop nutrients and corporate functions
Agrium Canada Partnership	Canada	Manufacturer and distributor of crop nutrients
Agrium Potash Ltd.	Canada
Agrium U.S. Inc.	US
Cominco Fertilizer Partnership	US
Loveland Products Inc.	US
Nutrien Ag Solutions (Canada) Inc.	Canada	Crop input retailer
Nutrien Ag Solutions, Inc.	US
Nutrien Ag Solutions Limited	Australia
PCS Nitrogen Fertilizer, LP	US	Production of nitrogen products in the US
PCS Nitrogen Trinidad Limited	Trinidad	Production of nitrogen products in Trinidad
PCS Phosphate Company, Inc.	US	Mining and/or processing of phosphate products
Phosphate Holding Company, Inc.	US	Mining and/or processing of phosphate products and production of nitrogen products in the US
Combined Rural Traders Pty Limited	Australia	Crop input retailer

Long-Lived Asset Impairment

Impairment of long-lived assets

To assess impairment, assets are grouped at the smallest levels for which there are separately identifiable cash inflows that are largely independent of the cash inflows from other assets or groups of assets (this can be at the asset or CGU level).

At the end of each reporting period, we review conditions to determine whether there is any indication that an impairment exists that could potentially impact the carrying amounts of both our long-lived assets to be held and used (including property, plant and equipment, and investments), and our goodwill and other intangible assets. When such indicators exist, impairment testing is performed. Regardless, goodwill is tested at least annually (in the fourth quarter).

We review at each reporting period for possible reversal of the impairment for non-financial assets, other than goodwill.

Estimates and judgment involves:

  identifying the appropriate asset, group of assets or CGU;
  determining the appropriate discount rate for assessing the recoverable amount; and
  making assumptions about future sales, market conditions, terminal growth rates and cash flow forecasts over the long-term life of the assets or CGUs.

We cannot predict if an event that triggers impairment or a reversal of impairment will occur, when it will occur or how it will affect reported asset amounts. Asset impairment amounts previously recorded could be affected if different assumptions were used or if market and other conditions change. Such changes could result in non-cash charges materially affecting our consolidated financial statements.

Fair Value Measurements

Fair Value Measurements

Estimated fair values for financial instruments are designed to approximate amounts for which the instruments could be exchanged in a current arm’s-length transaction between knowledgeable, willing parties. The valuation policies and procedures for financial reporting purposes are determined by our finance department.

Fair value measurements are categorized into levels based on the degree to which inputs are observable and their significance:

  Level 1 – Unadjusted quoted prices (in active markets accessible at the measurement date for identical assets or liabilities).
  Level 2 – Quoted prices (in markets that are not active or based on inputs that are observable for substantially the full term of the asset or liability).
  Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall measurement.

Determination of the level hierarchy is based on our assessment of the lowest level input that is significant to the fair value measurement and is subject to estimation and judgment.

Fair value estimates:

  are at a point in time and may change in subsequent reporting periods due to market conditions or other factors;
  can be determined using multiple methods, which can cause values (or a range of reasonable values) to differ; and
  may require assumptions about costs/prices over time, discount and inflation rates, defaults, and other relevant variables.

Restructuring Charges

Restructuring Charges

Plant shutdowns, sales of business units or other corporate restructurings may trigger restructuring charges. Incremental costs for employee termination, contract termination and other exit costs are recognized as a liability and an expense when a detailed formal plan for restructuring has been demonstrably committed to and a reliable estimate can be made.

Foreign Currency Transactions

Foreign Currency Transactions

Items included in our consolidated financial statements and those of our subsidiaries are measured using the currency of the primary economic environment in which the individual entity operates (the “functional currency”). The consolidated financial statements are presented in US dollars, which was determined to be the functional currency of the Company and the majority of our subsidiaries. In determining the functional currency of our operations, we primarily considered the currency that determines the pricing of transactions rather than focusing on the currency in which transactions are denominated.

Foreign exchange gains and losses resulting from the settlement of foreign currency transactions, and from the translation at period-end of monetary assets and liabilities denominated in foreign currencies are recognized and presented in the consolidated statements of earnings within other (income) expenses, as applicable, in the period in which they arise. Non-monetary assets measured at historical cost are translated at the average monthly exchange rate prevailing at the time of the transaction, unless the exchange rate in effect on the date of the transaction is available and it is apparent that such rate is a more suitable measurement.

Cash and Cash Equivalents	Cash and cash equivalents Highly liquid investments with a maturity of three months or less from the date of purchase are considered to be cash equivalents.